TYPE:	13F-HR
PERIOD	09/30/2005
FILER
   CIK	0001164061
   CCC	5vyj*xbs
SUBMISSION - CONTACT
   NAME	 Janet Chen
   PHONE  609-514-9390

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.):	[] is a restatement.
				[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Alter Asset Management, Inc
Address: 731 Alexander Road, Suite 301
	Princeton, New Jersey 08540

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:George Andresen
Title: Chief Compliance Officer
Phone:609-514-9391


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altera Corporation             COM              021441100      447 23375.0000SH      SOLE               23375.0000
Altria Group Inc               COM              02209S103     1102 14946.0000SH      SOLE               14946.0000
Amazon.Com Inc                 COM              023135106     1371 30275.0000SH      SOLE               30275.0000
Anheuser-Busch Cos Inc         COM              035229103     1157 26875.0000SH      SOLE               26875.0000
Automatic Data Processing      COM              053015103     1981 46037.0000SH      SOLE               46037.0000
Avon Products Inc              COM              054303102      435 16125.0000SH      SOLE               16125.0000
Beckman Coulter Inc            COM              075811109      248 4600.0000SH       SOLE                4600.0000
Bemis Company                  COM              081437105      221 8954.0000SH       SOLE                8954.0000
Berkshire Hthwy Cl A           COM              084670108     6970  85.0000 SH       SOLE                  82.0000            3.0000
Berkshire Hthwy Cl B           COM              084670207    19869 7275.5000SH       SOLE                7113.5000          162.0000
Boston Scientific Corp         COM              101137107      395 16895.0000SH      SOLE               16895.0000
Boulder Total Return Fund      COM              101541100    22108 1277934.0000SH    SOLE             1269300.0000         8634.0000
Bristol-Myers Squibb Co        COM              110122108      736 30584.0000SH      SOLE               30584.0000
China Yuchai Intl Ltd          COM              G21082105       82 8000.0000SH       SOLE                8000.0000
Cisco Systems Inc Com          COM              17275R102      331 18457.0000SH      SOLE               18457.0000
Citigroup Inc Com              COM              172967101     1182 25968.9998SH      SOLE               25076.9998          892.0000
Claire's Stores Inc            COM              179584107      551 22825.0000SH      SOLE               22825.0000
Coca Cola Co Com               COM              191216100      557 12888.0000SH      SOLE               12888.0000
Comcast Corp-Special Cl A      COM              20030N200     1449 50350.0000SH      SOLE               50350.0000
Costco Wholesale Corp          COM              22160K105     1921 44575.0000SH      SOLE               44575.0000
Danaher Corp                   COM              235851102      633 11750.0000SH      SOLE               11750.0000
Dell Inc                       COM              24702R101      318 9300.0000SH       SOLE                9200.0000          100.0000
Disney Walt Co Com             COM              254687106      911 37771.0000SH      SOLE               37771.0000
Dow Jones & Co Inc             COM              260561105      479 12550.0000SH      SOLE               12550.0000
E*Trade Group Inc              COM              269246104      974 55345.0000SH      SOLE               55345.0000
EBay Inc                       COM              278642103      217 5275.0000SH       SOLE                5275.0000
EMC Corp Mass Com              COM              268648102     1252 96744.0000SH      SOLE               96744.0000
Electronic Arts Inc            COM              285512109      484 8500.0000SH       SOLE                8500.0000
Expedia Inc                    COM              30212P105      361 18200.0000SH      SOLE               18100.0000          100.0000
Exxon Mobil Corproration       COM              30231G102      336 5285.0000SH       SOLE                5285.0000
Fifth Third Bancorp            COM              316773100      220 6000.0000SH       SOLE                6000.0000
First Data Corp                COM              319963104      630 15745.0000SH      SOLE               15745.0000
Fiserv Inc                     COM              337738108      874 19050.0000SH      SOLE               19050.0000
Forest City Enterprises Cl A   COM              345550107      268 7040.0000SH       SOLE                7040.0000
General Elec Co Com            COM              369604103      837 24857.0000SH      SOLE               24655.0000          202.0000
H&R Block Inc                  COM              093671105      555 23150.0000SH      SOLE               23150.0000
Harley-Davidson Inc            COM              412822108      417 8617.0000SH       SOLE                8617.0000
Hewlett-Packard Co             COM              428236103     1046 35838.0000SH      SOLE               35838.0000
Home Depot Inc Com             COM              437076102     2027 53156.0000SH      SOLE               53156.0000
IAC/InterActiveCorp            COM              44919P102      472 18600.0000SH      SOLE               18500.0000          100.0000
IShares DJ Select Dividend     COM              464287168      282 4525.0000SH       SOLE                4525.0000
IShares MSCI Japan Index Fd    COM              464286848     1365 111975.0000SH     SOLE              111975.0000
IShares Russell 1000 Value     COM              464287598      295 4285.0000SH       SOLE                4285.0000
Intel Corp Com                 COM              458140100      847 34367.0000SH      SOLE               34367.0000
Ivax Corp                      COM              465823102      625 23725.0000SH      SOLE               23725.0000
JP Morgan Chase & Co.          COM              46625H100     1618 47701.0000SH      SOLE               47701.0000
Johnson & Johnson Com          COM              478160104      454 7167.5250SH       SOLE                7167.5250
Laboratory Corp of Amer Hldgs  COM              50540R409      570 11700.0000SH      SOLE               11700.0000
Leucadia Natl Corp Com         COM              527288104     1530 35500.0000SH      SOLE               35500.0000
Liz Claiborne Inc              COM              539320101      472 12004.0000SH      SOLE               12004.0000
McCormick & Co-Non Vtg Shs     COM              579780206      253 7750.0000SH       SOLE                7750.0000
McDonald's Corporation         COM              580135101      491 14649.0000SH      SOLE               14649.0000
Merck & Co Inc Com             COM              589331107      226 8290.0000SH       SOLE                8040.0000          250.0000
Mercury Genl Corp New Com      COM              589400100      852 14200.0000SH      SOLE               14100.0000          100.0000
Microsoft Corp Com             COM              594918104     1896 73707.0000SH      SOLE               73457.0000          250.0000
Mitsubishi Tokyo Fin Grp ADR   COM              606816106     1186 91000.0000SH      SOLE               91000.0000
NY Community Bancorp           COM              649445103      651 39700.0000SH      SOLE               39700.0000
Nasdaq 100 Shares              COM              631100104      876 22201.0000SH      SOLE               22201.0000
News Corp Cl B                 COM              65248E203      444 26900.0000SH      SOLE               26900.0000
Nokia Corp - Spon ADR          COM              654902204      257 15215.0000SH      SOLE               15115.0000          100.0000
Pfizer Inc Com                 COM              717081103      712 28513.9325SH      SOLE               28376.9325          137.0000
Pier 1 Imports Inc             COM              720279108      138 12250.0000SH      SOLE               12250.0000
Plum Creek Timber Co Inc       COM              729251108     1375 36275.0000SH      SOLE               36275.0000
Scientific-Atlanta Inc         COM              808655104     1614 43020.0000SH      SOLE               43020.0000
Sears Holdings Corp            COM              812350106      373 3000.0000SH       SOLE                3000.0000
Shaw Communications Inc B      COM              82028K200     1616 77075.0000SH      SOLE               77075.0000
Six Flags Inc                  COM              83001P109     1911 265843.0000SH     SOLE              265843.0000
Sprint Nextel Corp             COM              852061100      325 13664.0000SH      SOLE               13664.0000
Starbucks Corp                 COM              855244109      624 12450.0000SH      SOLE               12450.0000
Symantec Corp                  COM              871503108      565 24925.0000SH      SOLE               24925.0000
Tellabs Inc                    COM              879664100      913 86750.0000SH      SOLE               86750.0000
Texas Instruments Inc          COM              882508104     1131 33365.0000SH      SOLE               33365.0000
The DirecTV Group Inc          COM              25459L106     1355 90446.0000SH      SOLE               90446.0000
Time Warner Inc                COM              887317105      692 38190.0000SH      SOLE               38190.0000
Toyota Industries Corp         COM              J92628106      333 10000.0000SH      SOLE               10000.0000
UST Inc Com                    COM              902911106      580 13850.0000SH      SOLE               13850.0000
Wal Mart Stores Inc Com        COM              931142103     2123 48457.0000SH      SOLE               48457.0000
Waters Corporations            COM              941848103     1229 29550.0000SH      SOLE               29550.0000
Wells Fargo & Co New Com       COM              949746101      243 4153.0000SH       SOLE                4153.0000
Yahoo! Inc Com                 COM              984332106      337 9950.0000SH       SOLE                9950.0000